Fees Summary	Aug. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 75,496,361.21
Previously Paid Amount	0.00
Total Fee Amount	10,426.05
Total Offset Amount	0.00
Net Fee	$ 10,426.05
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A